Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
ASC Topic 820, Fair Value Measurement, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value, as follows: Level 1 Inputs - unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date; Level 2 Inputs - other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability; and Level 3 Inputs - unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.
The Company uses the market approach and Level 1 inputs to value its cash equivalents.
The Company’s long-term debt bore interest at the prevailing market rates for instruments with similar characteristics and, accordingly, the carrying value for this instrument also approximates its fair value and the financial measurement is also classified within Level 2 of the fair value hierarchy.
The Company’s preferred stock warrant liability and common stock warrant liability are classified within Level 3 of the fair value hierarchy. The fair value of the preferred stock warrant liability and common stock warrant liability was determined using the Black-Scholes option-pricing model.
The fair value of the preferred stock warrant was based significantly on the fair value of the Series C preferred stock, which was developed using unobservable inputs, which are classified within Level 3. At the date of issuance, the preferred stock warrant liability was determined using the following assumptions: expected term of 5.0 years, risk-free interest rate of 1.26%, expected volatility of 62.99%, and no expected dividends. In connection with the Merger, the warrants to purchase preferred stock were terminated and therefore the related liability was reduced to zero.
The fair value of the common stock warrant is based significantly on the fair value of the Company’s common stock. At the date of issuance, the common stock warrant liability was determined using the following assumptions: expected term of 2.0 years, risk-free interest rate of 1.44%, expected volatility of 78.71%, and no expected dividends.
The following assumptions were used to estimate the fair value of the common stock warrant liability at September 30, 2017:

September 30, 2017
Expected term	2.0 years
Risk-free interest rate	1.46%
Expected volatility	78.78%
Expected dividend yield	—%

A 10% change in the estimate of expected volatility at September 30, 2017 would increase or decrease the fair value of the common stock warrant liability in the amount of $18. A 10% change in the estimate of fair value of the common stock at September 30, 2017 would increase or decrease the fair value of the common stock warrant liability in the amount of $34.
The following is a reconciliation of the Company’s liabilities measured at fair value on a recurring basis using unobservable inputs (Level 3) for the nine months ended September 30, 2017:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Preferred Stock Warrant Liability	Common Stock Warrant Liability	Total
Balance at January 1, 2017	$201	$—	$201
Additions	—	211	211
Loss included in other income (expense), net	(201)	—	(201)
Balance at September 30, 2017	$—	$211	$211

Fair Value Measurements
ASC Topic 820, Fair Value Measurement, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value, as follows: Level 1 Inputs—unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date; Level 2 Inputs—other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability; and Level 3 Inputs—unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.
The Company uses the market approach and Level 1 inputs to value its cash equivalents.
The Company’s long-term debt bore interest at the prevailing market rates for instruments with similar characteristics and, accordingly, the carrying value for this instrument also approximates its fair value and the financial measurement is also classified within Level 2 of the fair value hierarchy.
The fair value of the preferred stock warrant liability was determined using the Black-Scholes option-pricing model. The fair value of the preferred stock warrant is based significantly on the fair value of the Series C preferred stock, which is developed using unobservable inputs, which are classified within Level 3. At the date of issuance, the preferred stock warrant liability was determined using the following assumptions: expected term of 5.0 years, risk-free interest rate of 1.26%, expected volatility of 62.99%, and no expected dividends.
The following assumptions were used to estimate the fair value of the preferred stock warrant liability at December 31, 2016:

December 31, 2016
Expected term	4.6
Risk-free interest rate	1.82%
Expected volatility	76.2%
Expected dividend yield	—%

A 10% change in the estimate of expected volatility at December 31, 2016 would increase or decrease the fair value of the preferred stock warrant liability in the amount of $12. A 10% change in the estimate of fair value of the Series C preferred stock at December 31, 2016 would increase or decrease the fair value of the preferred stock warrant liability in the amount of $26.
The following is a reconciliation of the Company’s liabilities measured at fair value on a recurring basis using unobservable inputs (Level 3) for the year ended December 31, 2016:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at January 1, 2016	$—
Issuance of preferred stock warrant liability	134
Loss included in other income (expense), net	67
Balance at December 31, 2016	$201

In connection with the reverse merger (see Note 12), the warrants were terminated under the terms of the warrant agreement immediately prior to the completion of the reverse merger and the preferred stock warrant liability will be reduced to zero.